Accounts Receivable, Net	12 Months Ended
Dec. 31, 2021
Accounts Receivable, Net

5.	ACCOUNTS RECEIVABLE, NET

	As of December 31,
	2020	2021
	RMB	RMB	US$
Accounts receivable	325,606	263,000	41,270
Allowance for credit losses	(100,020)	(92,695)	(14,545)

Accounts receivable, net	225,586	170,305	26,725

The movements in the allowance for credit losses were as follows:

	Year ended December 31
	2020	2021
	RMB	RMB	USD
Balance as of January 1	109,315	100,020	15,695
Adoption of ASC 326	9,053	—	—
Amounts charged to expenses	(2,973)	(1,462)	(230)
Amounts written off	(10,099)	(3,951)	(620)
Disposal of a subsidiary	(68)	—	—
Foreign Exchange effect	(5,208)	(1,912)	(300)

Balance as of December 31	100,020	92,695	14,545